Schedule of digital assets staked by significant borrowing counterparty (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Number of coins staked	198,234,618.9708	38,316,881.6517
Fair Value	$ 36,778,763	$ 38,986,741
Fair Value Share	100.00%	100.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rates	1.48%	1.24%
Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rates	9.30%	14.93%
Counterparty H [member] | Switzerland [Member]
IfrsStatementLineItems [Line Items]
Number of coins staked	197,432,025.3928	23,634,179.8442
Fair Value	$ 36,485,470	$ 5,097,352
Fair Value Share		13.00%
Counterparty H [member] | Switzerland [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rates	1.94%	2.76%
Counterparty H [member] | Switzerland [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rates	6.27%	7.67%
Counterparty M [member] | US [member]
IfrsStatementLineItems [Line Items]
Interest rates	2.03%	2.87%
Number of coins staked	35.7723	32.0023
Fair Value	$ 95,724	$ 95,663
Fair Value Share		0.00%
Self-custody [member] | Switzerland [Member]
IfrsStatementLineItems [Line Items]
Number of coins staked	802,557.8057	14,682,669.8053
Fair Value	$ 197,569	$ 33,793,726
Fair Value Share		87.00%
Self-custody [member] | Switzerland [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rates	1.48%	2.30%
Self-custody [member] | Switzerland [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rates	9.30%	14.28%